Payables and Financial Liabilities	12 Months Ended
Dec. 31, 2020
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Payables and Financial Liabilities
18. Payables and Financial Liabilities
The Company did not have any liabilities at December 31, 2020 or 2019 which represented debt to financial institutions. The company’s liabilities at December 31, 2020, and 2019 were as follows:
Year ended December 31, 2020

	Maturity
	Less than 3 months	3-6 months	6-12 months	1-5 years	More than 5 years	Total
Non-current lease liabilities	$—	$—	$—	$327	$—	$327
Accounts payable	631	—	—	—	—	631
Current lease liabilities	214	187	330	—	—	731
Other Current liabilities	1,619	121	527	—	—	2,267

	$2,464	$308	$857	$327	$—	$3,956

Year ended December 31, 2019
	Maturity
	Less than 3 months	3-6 months	6-12 months	1-5 years	More than 5 years	Total
Non-current lease liabilities	$—	$—	$—	$610	$—	$610
Accounts payable	463	—	—	—	—	463
Current lease liabilities	197	197	394	—	—	788
Other Current liabilities	1,260	1,624	393	—	—	3.277

	$1,920	$1,821	$787	$610	$	$5,138

Other current liabilities include accruals for earned compensation, earned vacation days not taken, potential employer’s tax on share-based compensation, and accruals for goods and services received but not yet invoiced by the supplier. Other current liabilities also included a deferred payable to the seller for patents acquired in 2014, in an amount of $500 in 2019.
The estimated employer’s tax liability related to share-based compensation amounted to $216 on December 31, 2020 and $3 on December 31, 2019. It will be due only if and when the incentive subscription rights are exercised. The exercise will, in all likely circumstances, fund the payable employer’s tax.
Interest expense including interest on lease liabilities in statement of profit and loss in finance expense was $63 in 2020 and $48 in 2019. In 2019 there was also $54 imputed interest on a deferred payment. Remaining amount of finance expense is net currency losses.
IDEX had no other significant current or
non-current
financial obligations at the end of 2020 or 2019. IDEX had no contingent liabilities at the end of 2020 or 2019.